Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

The accounts receivable as at March 31, 2025, is summarized as follows:

	March 31, 2025	December 31, 2024
Accounts receivable	$3,427,002	$5,401,944

Provision for doubtful accounts	(216,518)	(220,733)

Net accounts receivable	$3,210,484	$5,181,211